Notes to income statement - Other operating income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Income from the currency translation of monetary items	€ 65	€ 0	€ 10
Income from commodity hedging activities	0	19	2,202
Income from the reversal of provisions	1,319	1,196	478
Miscellaneous income	2,931	4,647	4,766
Total	4,315	€ 5,862	€ 7,456
Property tax reimbursement included in miscellaneous income	€ 1,275